U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 31, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F”. Street, N.E.
Washington D.C. 20549

Re:	Hatteras Variable Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the registration statement for Hatteras Variable Trust.  The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

Please note that the registration statement for the Trust is substantially similar to the registration statement for Hatteras Alpha Hedged Strategies Fund, a series of Hatteras Alternative Mutual Funds Trust (“HAMF Trust”), which was recently reviewed by the SEC pursuant to HAMF Trust’s Post Affective Amendment (“PEA”) 35 under the Securities Act of 1933, as amended, which was filed on August 1, 2011.  Accordingly, the Trust requests that Mr. Ed Bartz, the SEC examiner who provided HAMF Trust with comments on its PEA 35, be the SEC examiner to review this filing.

If you have any questions or require further information, please contact Jeanine M. Bajczyk at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

cc:  Blank Rome LLP, Hatteras Variable Trust